NET REVENUE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Disaggregation of Revenue
Total net revenue	¥ 8,503,246	$ 1,269,502	¥ 7,600,767	¥ 12,647,375	$ 1,777,940	¥ 12,213,580
At a point in time
Disaggregation of Revenue
Total net revenue	2,634,000		3,105,000	3,930		5,114
Over time
Disaggregation of Revenue
Total net revenue	5,869,000		4,496,000	8,717		7,099
Credit driven services
Disaggregation of Revenue
Total net revenue	5,868,397	876,129	4,856,038	8,809,503	1,238,420	7,476,006
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue
Total net revenue	1,141,771	170,462	1,265,047	1,724,628	242,444	1,846,102
Revenue from loan facilitation services | At a point in time
Disaggregation of Revenue
Total net revenue	822,420		745,134	1,235,784		1,105,164
Revenue from post-origination services | Over time
Disaggregation of Revenue
Total net revenue	319,351		519,913	488,844		740,938
Financing income
Disaggregation of Revenue
Total net revenue	1,608,820	240,191	897,528	2,485,871	349,458	1,468,075
Financing income | Over time
Disaggregation of Revenue
Total net revenue	1,608,820		897,528	2,485,871		1,468,075
Revenue from releasing of guarantee liabilitiesing of guarantee liabilities
Disaggregation of Revenue
Total net revenue	3,074,515	459,013	2,647,734	4,522,107	635,708	4,088,453
Revenue from releasing of guarantee liabilitiesing of guarantee liabilities | Over time
Disaggregation of Revenue
Total net revenue	3,074,515		2,647,734	4,522,107		4,088,453
Other services fees.
Disaggregation of Revenue
Total net revenue	43,291	6,463	45,729	76,897	10,810	73,376
Other services fees. | At a point in time
Disaggregation of Revenue
Total net revenue	43,291		45,729	76,897		73,376
Platform services
Disaggregation of Revenue
Total net revenue	2,634,849	393,373	2,744,729	3,837,872	539,520	4,737,574
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue
Total net revenue	2,128,955	317,845	2,392,602	3,169,165	445,514	4,192,673
Revenue from loan facilitation services | At a point in time
Disaggregation of Revenue
Total net revenue	1,298,998		1,988,160	2,003,965		3,432,784
Revenue from post-origination services | Over time
Disaggregation of Revenue
Total net revenue	829,957		404,442	1,165,200		759,889
Referral services
Disaggregation of Revenue
Total net revenue	382,650	57,128	286,594	468,031	65,795	442,889
Referral services | At a point in time
Disaggregation of Revenue
Total net revenue	382,650		286,594	468,031		442,889
Other services fees
Disaggregation of Revenue
Total net revenue	¥ 123,244	$ 18,400	¥ 65,533	¥ 200,676	$ 28,211	¥ 102,012